Income Taxes (Details 10) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unrecognized Tax Benefit [Line Items]
Balance at beginning of year	$ 1,052	$ 1,335	$ 788
Increase related to prior year tax positions	384	0	292
Decrease related to prior year tax positions	(641)	(292)	0
Increase related to current year tax positions	0	0	630
Settlements	0	0	(368)
Lapse of statute of limitations	(41)	(2)	(7)
Effect of exchange rate change	0	11	0
Balance at end of year	$ 754	$ 1,052	$ 1,335